CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 1,107	$ 850
Restricted cash	1,385	1,448
Trade receivables (net of allowance for doubtful accounts of $ 7 and $ 78 at December 31, 2011 and 2010, respectively)	6,920	9,452
Costs and estimated earnings in excess of billings on uncompleted contracts	814	2,698
Other accounts receivable and prepaid expenses	727	820
Inventories	7,655	6,215
Total current assets	18,608	21,483
LONG-TERM RECEIVABLES AND OTHER DEPOSITS	1,563	1,546
PROPERTY, PLANT AND EQUIPMENT, NET	3,277	3,173
OTHER ASSETS:
Intangible assets, net	155	309
Goodwill	587	587
Total other assets	742	896
Total assets	24,190	27,098
CURRENT LIABILITIES:
Bank credit and current maturities of long-term loans	6,338	4,274
Trade payables	2,380	3,083
Convertible note from a shareholder, net	2,810
Other accounts payable and accrued expenses	4,126	6,061
Billings in excess of costs and estimated earnings on uncompleted contracts		471
Total current liabilities	15,654	13,889
LONG-TERM LIABILITIES:
Loans from shareholders, net	176	881
Convertible note from a shareholder, net		2,598
Accrued severance pay and other long term liability	516	547
Total long-term liabilities	692	4,026
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Share capital - Ordinary shares of NIS 0.015 par value - Authorized: 16,333,333 shares at December 31, 2011 and 2010; Issued and outstanding: 8,918,647 and 8,868,857 shares at December 31, 2011 and December 31, 2010 respectively	119	119
Additional paid-in capital	70,176	70,060
Accumulated other comprehensive income	443	392
Accumulated deficit	(63,514)	(61,988)
Total RADA Electronic Industries shareholders' equity	7,224	8,583
Non-controlling interest	620	600
Total equity	7,844	9,183
Total liabilities and equity	$ 24,190	$ 27,098